Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
July 31, 2026
AGLO-NPRT3-0926
1.804860.122
Common Stocks - 88.6%
	Shares	Value ($)
CANADA - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	57,800	2,755,904
CHINA - 1.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	30,300	1,851,420
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	9,100	1,966,701
GERMANY - 1.6%
Industrials - 1.6%
Aerospace & Defense - 0.3%
Rheinmetall AG	450	594,877
Electrical Equipment - 1.3%
Siemens Energy AG	13,700	2,340,550
TOTAL GERMANY		2,935,427
ITALY - 1.7%
Financials - 1.7%
Banks - 1.7%
UniCredit SpA	31,700	2,989,686
JAPAN - 4.9%
Consumer Discretionary - 2.0%
Household Durables - 2.0%
Panasonic Holdings Corp	138,800	3,670,215
Industrials - 1.0%
Industrial Conglomerates - 1.0%
Hitachi Ltd	52,500	1,720,454
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Renesas Electronics Corp	111,600	2,236,883
Rohm Co Ltd	43,200	1,145,515
TOTAL INFORMATION TECHNOLOGY		3,382,398
TOTAL JAPAN		8,773,067
KOREA (SOUTH) - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
SK Hynix Inc	2,810	3,153,010
NETHERLANDS - 2.7%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE (a)	2,100	1,798,644
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV	1,900	3,131,097
TOTAL NETHERLANDS		4,929,741
SPAIN - 2.4%
Financials - 2.4%
Banks - 2.4%
Banco Santander SA	304,200	4,326,416
TAIWAN - 4.9%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	6,000	382,193
Information Technology - 4.7%
Semiconductors & Semiconductor Equipment - 4.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,100	8,529,675
TOTAL TAIWAN		8,911,868
UNITED KINGDOM - 4.1%
Consumer Staples - 1.0%
Food Products - 1.0%
Cranswick PLC	24,800	1,788,195
Financials - 2.3%
Banks - 2.3%
Lloyds Banking Group PLC	2,565,900	3,965,899
Starling Bank Ltd (a)(c)(d)	72,300	235,810
TOTAL FINANCIALS		4,201,709
Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC ADR	27,700	1,431,813
TOTAL UNITED KINGDOM		7,421,717
UNITED STATES - 61.0%
Communication Services - 6.1%
Entertainment - 0.9%
ROBLOX Corp Class A (a)	44,600	1,587,760
Interactive Media & Services - 5.2%
Alphabet Inc Class A	22,550	8,030,732
Meta Platforms Inc Class A	2,500	1,391,775
		9,422,507
TOTAL COMMUNICATION SERVICES		11,010,267
Consumer Discretionary - 6.0%
Broadline Retail - 4.4%
Amazon.com Inc (a)	29,000	7,875,820
Diversified Consumer Services - 1.0%
Service Corp International/US	20,900	1,801,371
Specialty Retail - 0.6%
TJX Cos Inc/The	7,500	1,180,050
TOTAL CONSUMER DISCRETIONARY		10,857,241
Consumer Staples - 1.5%
Beverages - 1.5%
Coca-Cola Co/The	31,100	2,724,049
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
ExxonMobil Holdings Corp	24,200	3,761,648
Financials - 10.7%
Banks - 3.5%
JPMorgan Chase & Co	11,000	3,869,690
Wells Fargo & Co	27,600	2,386,020
		6,255,710
Capital Markets - 2.5%
Bank of New York Mellon Corp/The	14,600	2,282,418
Charles Schwab Corp/The	22,100	2,325,804
		4,608,222
Consumer Finance - 1.2%
American Express Co	6,300	2,118,375
Financial Services - 2.0%
Mastercard Inc Class A	6,400	3,667,840
Insurance - 1.5%
Arthur J Gallagher & Co	10,600	2,643,852
TOTAL FINANCIALS		19,293,999
Health Care - 4.2%
Biotechnology - 1.3%
Gilead Sciences Inc	18,300	2,382,843
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc	3,000	1,722,900
Pharmaceuticals - 2.0%
Eli Lilly & Co	3,100	3,561,404
TOTAL HEALTH CARE		7,667,147
Industrials - 6.0%
Aerospace & Defense - 1.9%
Boeing Co (a)	15,600	3,371,784
Construction & Engineering - 0.8%
Construction Partners Inc Class A (a)(b)	14,200	1,467,570
Machinery - 3.3%
Allison Transmission Holdings Inc	13,200	1,511,928
Terex Corp	200	12,568
Westinghouse Air Brake Technologies Corp	15,200	4,421,072
		5,945,568
TOTAL INDUSTRIALS		10,784,922
Information Technology - 23.1%
Electronic Equipment, Instruments & Components - 4.4%
Amphenol Corp Class A	34,600	5,560,220
Corning Inc	16,900	2,336,425
		7,896,645
Semiconductors & Semiconductor Equipment - 7.7%
Broadcom Inc	9,600	3,737,088
Cerebras Systems Inc Class A (a)	5,100	1,013,421
NVIDIA Corp	45,450	9,124,088
		13,874,597
Software - 3.7%
Microsoft Corp	14,350	6,668,732
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	21,600	6,672,456
Everpure Inc Class A (a)	19,500	1,504,815
Seagate Technology Holdings PLC	2,900	2,482,777
Western Digital Corp	4,800	2,615,232
		13,275,280
TOTAL INFORMATION TECHNOLOGY		41,715,254
Materials - 1.3%
Construction Materials - 1.3%
CRH PLC	24,600	2,337,245
TOTAL UNITED STATES		110,151,772
TOTAL COMMON STOCKS (Cost $103,629,847)		160,166,729

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (a)(c)(d)	7	59,029
Valsoft Corp Series A-1.3 (a)(c)(d)	3	25,298
Valsoft Corp Series A-1.4 (a)(c)(d)	3	25,298

TOTAL CANADA		109,625
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(c)(d)	50,623	746,183
Wasabi Holdings Inc Series D1 (c)(d)	2,130	41,003

TOTAL UNITED STATES		787,186
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $741,540)		896,811

Money Market Funds - 11.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	19,726,341	19,730,286
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	1,099,640	1,099,750
TOTAL MONEY MARKET FUNDS (Cost $20,829,456)			20,830,036

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $125,200,843)	181,893,576
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,083,088)
NET ASSETS - 100.0%	180,810,488

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,132,621 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd	6/18/2021 - 4/5/2022	138,336

Valsoft Corp Series A-1.2	3/14/2025	81,996

Valsoft Corp Series A-1.3	3/17/2025	29,780

Valsoft Corp Series A-1.4	3/17/2025	39,484

Wasabi Holdings Inc Series C	3/31/2021 - 4/30/2021	549,999

Wasabi Holdings Inc Series D1	11/14/2025	40,281

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	6,062,796	76,292,331	62,625,122	248,134	(299)	580	19,730,286	19,726,341
Fidelity Securities Lending Cash Central Fund	-	24,863,879	23,763,943	2,023	(186)	-	1,099,750	1,099,640
	6,062,796	101,156,210	86,389,065	250,157	(485)	580	20,830,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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